Acquisition of ACP Advanced Circuit Pursuit AG (Tables)	12 Months Ended
Dec. 31, 2025
Business combination [Abstract]
Disclosure of detailed information about business combination

(amounts in thousands)	At January 16, 2025

ASSETS
Non-current assets:
Property, plant and equipment	$862
Intangible assets	1,909
Deposits and other receivables	34
Total non-current assets	2,805
Current assets:
Inventories	92
Prepaid expenses	129
Other receivables	32
Research tax credit receivable	120
Cash and cash equivalents	268
Total current assets	641
Total assets	$3,446
LIABILITIES
Non-current liabilities:
Government research financing	225
Provisions	593
Total non-current liabilities	818
Current liabilities:
Trade payables	43
Government loan	194
Government research financing	60
Contract liabilities	2,047
Other current liabilities and provisions	310
Total current liabilities	2,654
Total Liabilities	$3,472
Total identifiable net assets at fair value	$(26)
Goodwill arising on acquisition	3,676
Purchase consideration transferred	$3,650

Analysis of cash flows on acquisition:
Net cash acquired	268
Cash paid to investors	(2,709)
Provision of earn-out	(566)
Provision for payment to escrow	(375)
$(3,382)